PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Management Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Base salary and directors fees	$ 11	$ 11	$ 10
Short-term performance-related bonus	9	16	12
Post-employment benefits	1	1	2
Share-based payments	$ 9	$ 7	$ 7